N-4	Apr. 29, 2024 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	Massachusetts Mutual Variable Annuity Separate Account 4
Entity Central Index Key	0001052766
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
If you withdraw money from your B-Share Contract within five years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 7% of the Purchase Payment withdrawn (less a 10% free withdrawal amount), declining to 0% after the fifth year.
For example, if you purchased the Contract and withdraw the $100,000 initial Purchase Payment during the first two years after your Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Transaction Charges
Currently, we do not assess a charge to transfer Contract Value among the Sub-Accounts during the Accumulation Phase. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.
Charges and Deductions – Transfer Fee

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions
	Annual Fee	Minimum	Maximum
Base Contract (varies by Share Class)
	B-Share Contract	1.36%(1)	1.36%(1)
	C-Share Contract	1.36%(1)	1.81%(1)
	Investment options (Fund fees and expenses)	0.52%(2)	1.74%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.35%(3)	0.35%(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could result in the assessment of CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	B-Share Contract: $1,645 C-Share Contract: $1,825	B-Share Contract: $2,817 C-Share Contract: $2,978

Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract Share Class and Fund fees and expenses
  No optional benefits
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract Share Class, optional benefits and Fund fees and expenses
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

		[1],[2],[3],[4],[5]
Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from your B-Share Contract within five years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 7% of the Purchase Payment withdrawn (less a 10% free withdrawal amount), declining to 0% after the fifth year.
For example, if you purchased the Contract and withdraw the $100,000 initial Purchase Payment during the first two years after your Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)

Surrender Charge Phaseout Period, Years | Years	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 6,300
Transaction Charges [Text Block]
Transaction Charges
Currently, we do not assess a charge to transfer Contract Value among the Sub-Accounts during the Accumulation Phase. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.
Charges and Deductions –
Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses
(annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions
Annual Fee
Minimum
Maximum
Base Contract
(varies by Share Class)
B-Share Contract
1.36%(1)
1.36%(1)
C-Share Contract
1.36%(1)
1.81%(1)
Investment options
(Fund fees and expenses)
0.52%(2)
1.74%(2)
Optional benefits available for an additional charge (for a single optional benefit, if elected)
0.35%(3)
0.35%(4)
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could result in the assessment of CDSCs that substantially increase costs.
Lowest Annual Cost:
Highest Annual Cost:(5)
B-Share Contract: $1,645
C-Share Contract: $1,825
B-Share Contract: $2,817
C-Share Contract: $2,978
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract Share Class and Fund fees and expenses
  No optional benefits
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract Share Class, optional benefits and Fund fees and expenses
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals
		[1],[2],[3],[4],[5]
Base Contract (N-4) Footnotes [Text Block]	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.52%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.74%
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.35%
Optional Benefits Maximum [Percent]	0.35%
Optional Benefits Footnotes [Text Block]	This represents the lowest current charge for the optional benefit available with this Contract. It is the current charge for the Return of Purchase Payment Death Benefit (ROP Death Benefit). The charge is deducted daily as a percentage of the daily value of the assets invested in each Sub-Account.This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for the ROP Death Benefit. The charge is deducted daily as a percentage of the daily value of the assets invested in each Sub-Account.
Highest Annual Cost Footnotes [Text Block]	The calculation of the highest annual cost assumes election of the ROP Death Benefit.
Risks [Table Text Block]

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
  The B Share Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
  CDSCs may apply for up to five years (for B-Share Contracts) following your last Purchase Payment.
  If CDSCs apply, they will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
  An investment in this Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.
  Each Fund has its own unique risks.
  You should review the prospectuses for the available Funds before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
  Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]
  Currently, there is no charge when you transfer Contract Value among Sub-Accounts. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.
  We reserve the right to remove or substitute Funds as investment options that are available under the Contract.
  We reserve the right to limit transfers if frequent or large transfers occur.

Optional Benefit Restrictions [Text Block]
  The Return of Purchase Payment Death Benefit (ROP Death Benefit) is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75.
  If you select the ROP  Death Benefit, you will be subject to allocation restrictions. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate Contract Value to all of the Sub-Accounts that are available to Owners who have not elected the ROP  Death Benefit. We impose allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under the ROP  Death Benefit.
  If you select the ROP  Death Benefit, you cannot later select another death benefit feature.
  If you elect the ROP  Death Benefit we will deduct an additional charge from each Sub-Account in which you are invested to compensate us for the costs associated with this Death Benefit.
  Withdrawals will negatively impact the ROP  Death Benefit.

Tax Implications [Text Block]
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
  If you purchase the Contract through a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax deferral.
  Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
  For certain distribution channels, this product is no longer available in the tax-qualified market.

Investment Professional Compensation [Text Block]
  Your registered representative may receive compensation, in the form of commissions, for selling this Contract to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.
  This conflict of interest may influence your registered representative to offer or recommend this Contract over another investment.

Exchanges [Text Block]
  In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

Item 4. Fee Table [Text Block]
Additional Information about Fees
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State Premium Taxes may also be deducted.

Annual Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge (CDSC)(1)	7%	7%

Transfer Fee During the Accumulation Phase	$20 per transfer for each additional transfer in excess of the 12 free transfers per calendar year	$0
The next table describes fees and expenses you will pay each year during the time you own the Contract, not including underlying Fund fees and expenses.  If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average account value)
B-Share Contract	1.00%(2)	1.00%(2)
C-Share Contract	1.45%(2)(3)	1.45%(2)(3)

Optional Benefit Expenses	Maximum	Current
ROP Death Benefit	0.35%(1)	0.35%(1)
Annual Fund Operating Expenses
The next item shows the minimum and maximum operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.52%	1.74%
The information above describes the fees and expenses you pay related to the Contract. For information on compensation we may receive from the Funds and their advisers and sub-advisers, see “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the Contract, see “Distribution.”
		[6],[7],[8],[9],[10],[11]
Transaction Expenses [Table Text Block]

Annual Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge (CDSC)(1)	7%	7%

Transfer Fee During the Accumulation Phase	$20 per transfer for each additional transfer in excess of the 12 free transfers per calendar year	$0

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The CDSC percentage charged is based on the number of full years from when the purchase payment is applied to the Contract to the date it is withdrawn. See Appendix B for an example.For a B-Share Contract those percentages are 7% (for first two years), 6% (for 3rd year), 5% (for 4th year), 4% (for 5th year), and 0% (for 6th year and later).The C-Share Contract does not have a CDSC schedule.See “Charges and Deductions – Contingent Deferred Sales Charge” for more information.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average account value)
B-Share Contract	1.00%(2)	1.00%(2)
C-Share Contract	1.45%(2)(3)	1.45%(2)(3)

Optional Benefit Expenses	Maximum	Current
ROP Death Benefit	0.35%(1)	0.35%(1)

Administrative Expense, Maximum [Dollars]	$ 40
Administrative Expense, Current [Dollars]	$ 40
Administrative Expense, Footnotes [Text Block]	This represents the annual contract maintenance charge. Currently, we waive this charge if, when we are to make the deduction, your Contract Value is $100,000 or more. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.
Base Contract Expense, Footnotes [Text Block]	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. For the B-Share Contract, the current and maximum mortality and expense risk charge is 0.85% annually and the current and maximum administrative charge is 0.15% annually. For the C-Share Contract, the current and maximum mortality and expense risk charge is 1.30% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.After your fifth Contract Anniversary, the Base Contract Expenses for the C-Share Contract will be reduced to 1.00%.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense, Footnotes [Text Block]	This charge is deducted daily as a percentage of the daily value of the assets invested in each Sub-Account.
Annual Portfolio Company Expenses [Table Text Block]

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.52%	1.74%

Portfolio Company Expenses [Text Block]	Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).
Portfolio Company Expenses Minimum [Percent]	0.52%
Portfolio Company Expenses Maximum [Percent]	1.74%
Portfolio Company Expenses, Footnotes [Text Block]	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
There are risks associated with investing in the Contract. You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Funds you select. Each Fund may have its own unique risks. You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected.
Variable annuities are not a short-term investment vehicle. The CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% additional income tax if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in “Important Information You Should Consider About the MassMutual Capital Vantage  Variable Annuity,” “Withdrawals,” and “Taxes.”
Investment Risk. You bear the risk of any decline in the Contract Value caused by the performance of the Funds held by the Sub-Accounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Fund. The investment risks are described in the prospectuses for the Funds.
Investment Restrictions – Opportunity Risks. The optional ROP Death Benefit restricts your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the death benefit from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect the ROP Death Benefit.
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account and other General Account obligations.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional income tax may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
Cybersecurity and Certain Business Continuity Risks.  Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.

Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Contract Value Death Benefit
Upon your death, we will pay your designated beneficiaries the Contract Value determined on the Business Day we receive both due proof of death and an election of the payment method in Good Order at our Service Center
		Standard	None	This benefit terminates upon full surrender of the Contract or full annuitization of the Contract Value.
Return of Purchase Payment Death Benefit (ROP Death Benefit)
If you elect the ROP  Death Benefit, upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value determined on the Business Day we receive both due proof of death and an election of the payment method in Good Order at our Service Center; or (2) an amount based on your Purchase Payments adjusted for withdrawals
Optional
Current Fee: 0.35%, deducted daily as a percentage of the daily value of the assets invested in each Sub-Account
Maximum Fee: 0.35%, deducted daily as a percentage of the daily value of the assets invested in each Sub-Account

  This benefit terminates upon full surrender of the Contract or full annuitization of the Contract Value.
  The ROP  Death Benefit is only available when the Contract is issued. Once you elect a death benefit, you cannot change the death benefit at a later date.
  The ROP  Death Benefit is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75.
  If you select the ROP  Death Benefit, you will be subject to allocation restrictions. This means you will be limited in your choice of Sub-Account investments.
  Withdrawals will reduce the death benefit amount in direct proportion to the Contract Value reduction. Since withdrawals result in a pro-rata adjustment to the death benefit amount, the death benefit amount may be reduced by more than the actual dollar amount of the withdrawals.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain your original percentage allocation of Contract Value	Optional	None	Cannot use if the Separate Account Dollar Cost Averaging Program is in effect.
Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals	Optional	None	Cannot use if the Automatic Rebalancing Program or AIP are in effect.
Systematic Withdrawal Program	Automatically withdraws a specific amount of Contract Value proportionally from all Sub-Accounts you have selected	Optional	None	In order to participate in this program: (1) there must be at least $5,000 in Contract Value, and (2) the minimum withdrawal amount must be $100.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if diagnosed with a terminal illness or terminal condition	Optional	None
  Applicable only if you elect the B-Share class.
  You cannot be diagnosed with the terminal illness or the terminal condition or both as of the Issue Date.
  Each withdrawal request must be made one year or more after the Issue Date.
  We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.
  May not be available in all states. See “Appendix E – State Variations of Certain Contract Features.”

Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if admitted to a licensed nursing care facility or accredited hospital	Optional	None
  Applicable only if you elect the B-Share class.
  Confinement must begin after the Issue Date.
  Each withdrawal request must be made one year or more after the Issue Date.
  Each withdrawal request must be made within 120 calendar days after services provided.
  Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.
  Cannot use if the Systematic Withdrawal Program is in effect.
  May not be available in all states. See “Appendix E – State Variations of Certain Contract Features.”

Some of the benefits identified in the Benefits Available Under the Contract table are described in more detail following the table and other benefits are disclosed in more detail in other sections of the prospectus.
Death Benefit
Death of Owner During the Accumulation Phase
If any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.
The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:
•	the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;
•	all applicable Contract features and benefits will be in the surviving spouse’s name; and
•	the surviving spouse will exercise all of the Owner’s rights under the Contract.
However, if at the time the Owner purchased the Contract the surviving spouse was over the maximum Contract issue Age for the death benefit selected (Age 75 for the ROP  Death Benefit, Age 85 for the Contract Value Death Benefit), the Contract cannot be continued. If the Contract is continued, the death benefit will remain the same.
If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.
The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.
See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Death Benefit Amount During the Accumulation Phase
The death benefit amount depends upon the death benefit feature in effect at the time of your death or, if the Contract is owned by a non-natural person, an Annuitant’s death.
There are two death benefit features available. When you purchase your Contract, you must select one death benefit feature. Once you have selected a death benefit feature and we issue the Contract, you cannot later select another death benefit feature. The ROP  Death Benefit is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75.
•	Contract Value Death Benefit (no additional charge)
•	ROP Death Benefit (has an additional charge)
Contract Value Death Benefit
The death benefit during the Accumulation Phase will be the Contract Value determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center. Where there is more than one Beneficiary, we will determine the death benefit as of the Business Day the first Beneficiary submits due proof of death and election of payment method in Good Order. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of the payment method in Good Order and will be paid from the Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts until each of the other
Beneficiaries submits a Written Request to claim his/her death benefit. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).
Return of Purchase Payment Death Benefit (ROP  Death Benefit)
The death benefit during the Accumulation Phase will be the greater of 1 and 2 below.
(1) The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:
A = the Contract Value withdrawn, including any applicable CDSC;
B = the Contract Value immediately prior to the withdrawal; and
C = the total Purchase Payments adjusted for any prior withdrawals.
(2) The Contract Value determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center.
A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro-rata adjustment to the death benefit amount, the death benefit amount may be reduced by more than the actual dollar amount of the withdrawals. See “Appendix D – ROP Death Benefit Examples.”
The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method at our Service Center. Where there is more than one Beneficiary, we will determine the death benefit as of the Business Day the first Beneficiary submits due proof of death and election of payment method. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account in the ratio that your value in each Sub-Account bears to your Contract Value. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of the payment method in Good Order and will be paid from the current allocation on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits a Written Request to claim his/her death benefit. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).
We consider the application of a portion of your Contract Value to an Annuity Option as a withdrawal for purposes of calculating the death benefit amount.
ROP Death Benefit Charge
We deduct a ROP Death Benefit Charge from each Sub-Account in which you are invested. The charge compensates us for the costs associated with this death benefit. See “Charges and Deductions – ROP Death Benefit Charge.”
ROP Death Benefit Allocation Restrictions
While the ROP  Death Benefit is in effect, you may allocate Purchase Payments or transfer Contract Value amongst any of the Sub-Accounts available with the Contract except the following:
•	BlackRock 60/40 Target Allocation ETF V.I.
•	MML Equity Rotation
We reserve the right to modify the available Sub-Accounts with this feature from time to time. We will notify you by Written Notice at least 30 days before any change in Sub-Account restrictions. The restrictions in the type of Sub-Accounts available to you under the ROP  Death Benefit are intended to help us manage the risk associated with providing the ROP Death Benefit.
Death Benefit Payment Options During the Accumulation Phase
The availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.
For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•	Option 1 – Lump sum payment of the death benefit.
•	Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.
•
Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.

•
Option 4 – Payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must begin within one year of the date of any Owner’s death. Additional withdrawals, including full withdrawals, are available. This option is not available for a Beneficiary that is a non-natural person, and may not be available if there are multiple Beneficiaries. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Non-Qualified Beneficiary Annuity” for rules and restrictions.

For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•	Option 1 – Lump sum payment of the death benefit.
•
Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.

•
Option 3 – If the Beneficiary is your surviving spouse, or is not more than 10 years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.

•
Option 4 – If the Beneficiary is your surviving spouse, or is not more than 10 years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Beneficiary IRA” for rules and restrictions.

If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase.”
Any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, distribution under Option 1 or Option 2 must occur by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts).  In addition, if you die after reaching the age at which RMDs must begin, your beneficiary may be required to take annual required minimum distributions during the ten year distribution period (five year distribution period if you do not have a designated beneficiary).
You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.
We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.
Lump Sum Payments
If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive due proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.
Non-Qualified Beneficiary Annuity
A Non-Qualified Beneficiary Annuity, also referred to as a “non-qualified stretch” or “inherited non-qualified annuity,” is an annuity contract that is held for the benefit of the Beneficiary of a deceased annuity Owner in order to distribute death proceeds of a non-qualified annuity to the Beneficiary over that Beneficiary’s life expectancy in accordance with the required distribution rules of IRC Section 72(s). See “Taxes – Taxation of Non-Qualified Contracts – Distributions After Death of Owner” for more information.
If a Beneficiary(ies) elects payment under Option 4 as a Non-Qualified Beneficiary Annuity after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Non-Qualified Beneficiary Annuity. See “Ownership – Non-Qualified Beneficiary Annuity.”):
•
The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased Owner, and cannot be transferred. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.

•
Distributions must begin within one year of the Owner’s death. Required distributions will be calculated based on the Beneficiary’s life expectancy as determined under the applicable IRS table, and will be withdrawn from each Sub-Account, in the ratio that your value in each bears to your Contract Value.

•
Distributions required under IRC Section 72(s) must be made at least annually through a SWP that we administer. This SWP cannot be changed or terminated. Distributions made under the SWP will be treated as variable Annuity Payments for income tax purposes. In order to qualify as Annuity Payments for income tax purposes, payments under the SWP will continue to be made even if you take additional withdrawals from the Contract.

•	Withdrawals will not be subject to a CDSC.
•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.
•	Additional Purchase Payments cannot be applied to the Contract.
•	Joint ownership is not allowed.
•
Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined under the applicable IRS table.

•	This option is not available for a Beneficiary who is a non-natural person.
•
A Non-Qualified Beneficiary Annuity may only be established by the Beneficiary of the Owner whose death triggered the required distribution requirements of IRC Section 72(s). A Non-Qualified Beneficiary Annuity may not be established as a “second generation” Non-Qualified Beneficiary Annuity by a successor Beneficiary.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Non-Qualified Beneficiary Annuity.
Beneficiary IRA
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an “Eligible Designated Beneficiary” may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option.
See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.
Eligibility Requirements/Restrictions:
If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Beneficiary IRA. See “Ownership – Beneficiary IRA.”):
•	The annuity contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.
•
For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account in the ratio that your value in each bears to your Contract Value. If the original Owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), after RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If, however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.

•
If the original owner died before January 1, 2020 (before January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and the Beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a “see-through” trust. For see-through trusts, RMDs must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the Annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA. If the original owner died after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), we will not offer a Beneficiary IRA to a trust.

•	RMDs must be made at least annually through a SWP that we administer. This SWP cannot be terminated.
•	Withdrawals will not be subject to a CDSC.
•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.
•	Additional contributions cannot be applied to the Contract.
•
Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.

•
A Beneficiary IRA may only be established by the Beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.

•	Joint ownership of a Beneficiary IRA is not allowed. Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Owner During the Annuity Phase
Upon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.
Death of Annuitant
If an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant and you do not name an Annuitant within 30 calendar days after we receive notification of the death of the Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”
Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.
Death Benefit and Partial Annuitizations
If you apply a portion of your Non-Qualified Contract Value to an Annuity Option, the death benefit for that portion will be determined in accordance with “Death Benefit – Death of Owner During the Annuity Phase” and “Death Benefit – Death of Annuitant.” The death benefit for the portion of the Contract Value remaining in the Accumulation Phase will be determined in accordance with “Death Benefit – Death of Owner During the Accumulation Phase” and “Death Benefit – Death of Annuitant.”
Due Proof of Death
For purposes of determining due proof of death, we require:
•	a certified death certificate; or
•	a certified decree of a court of competent jurisdiction as to the finding of death; or
•	any other proof satisfactory to us.
Additional Benefits
Terminal Illness Withdrawal Benefit
With this benefit, which is applicable only if you elect the B-Share class, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have met the following conditions:
•
For purposes of this benefit, you (or an Annuitant, if the Owner is a non-natural person) were not diagnosed with a terminal illness or a terminal condition resulting from bodily injury or disease or both as of the Issue Date.

•	Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.
•
We will require proof that you (or an Annuitant, if the Owner is a non-natural person) are terminally ill, as described above, and not expected to live more than 12 months. This proof will include, but is not limited to, certification by a state licensed medical practitioner performing within the scope of his/her license. The state licensed medical practitioner must not be you or your parent, sibling, spouse or child (or an Annuitant or an Annuitant’s parent, sibling, spouse or child if the Owner is a non-natural person).

If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.
There is no charge for the Terminal Illness Withdrawal Benefit. The Terminal Illness Withdrawal Benefit may not be available in all states See “Appendix E – State Variations of Certain Contract Features.” Please contact your registered representative or call the Service Center for more information.
Nursing Home and Hospital Withdrawal Benefit
With this benefit, which is applicable only if you elect the B-Share class, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have been admitted to a licensed nursing care facility or accredited hospital or its successor, subject to the following requirements:
•
For purposes of this benefit, you (or the Annuitant, if the Owner is a non-natural person) are not confined in a licensed nursing care facility or accredited hospital or its successor on the Issue Date.

•	Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.
•
Each withdrawal request is made within 120 calendar days after services were provided to you (or the Annuitant, if the Owner is a non-natural person). You must have been confined at a licensed nursing care facility and/or accredited hospital or its successor for a consecutive period of at least 90 consecutive calendar days.

•	The confinement must be prescribed by a state licensed medical practitioner performing within the scope of his/her license.
•	Each withdrawal is accompanied by proof satisfactory to us that you (or the Annuitant, if the Owner is a non-natural person) meet the qualifying conditions above.
You may not participate in the Systematic Withdrawal Program if we are currently waiving the CDSC in accordance with this benefit.
A licensed nursing care facility is an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care, or custodial nursing care. An accredited hospital is a hospital licensed, or recognized as a general hospital, by the state in which it is located or by the Joint Commission on the Accreditation of Hospitals, or its successors.
If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.
There is no charge for the Nursing Home and Hospital Withdrawal Benefit. The Nursing Home and Hospital Withdrawal Benefit may not be available in all states. See “Appendix E – State Variations of Certain Contract Features.” Please contact your registered representative or call the Service Center for more information.

Benefits Available [Table Text Block]

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Contract Value Death Benefit
Upon your death, we will pay your designated beneficiaries the Contract Value determined on the Business Day we receive both due proof of death and an election of the payment method in Good Order at our Service Center
		Standard	None	This benefit terminates upon full surrender of the Contract or full annuitization of the Contract Value.
Return of Purchase Payment Death Benefit (ROP Death Benefit)
If you elect the ROP  Death Benefit, upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value determined on the Business Day we receive both due proof of death and an election of the payment method in Good Order at our Service Center; or (2) an amount based on your Purchase Payments adjusted for withdrawals
Optional
Current Fee: 0.35%, deducted daily as a percentage of the daily value of the assets invested in each Sub-Account
Maximum Fee: 0.35%, deducted daily as a percentage of the daily value of the assets invested in each Sub-Account

  This benefit terminates upon full surrender of the Contract or full annuitization of the Contract Value.
  The ROP  Death Benefit is only available when the Contract is issued. Once you elect a death benefit, you cannot change the death benefit at a later date.
  The ROP  Death Benefit is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75.
  If you select the ROP  Death Benefit, you will be subject to allocation restrictions. This means you will be limited in your choice of Sub-Account investments.
  Withdrawals will reduce the death benefit amount in direct proportion to the Contract Value reduction. Since withdrawals result in a pro-rata adjustment to the death benefit amount, the death benefit amount may be reduced by more than the actual dollar amount of the withdrawals.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain your original percentage allocation of Contract Value	Optional	None	Cannot use if the Separate Account Dollar Cost Averaging Program is in effect.
Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals	Optional	None	Cannot use if the Automatic Rebalancing Program or AIP are in effect.
Systematic Withdrawal Program	Automatically withdraws a specific amount of Contract Value proportionally from all Sub-Accounts you have selected	Optional	None	In order to participate in this program: (1) there must be at least $5,000 in Contract Value, and (2) the minimum withdrawal amount must be $100.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if diagnosed with a terminal illness or terminal condition	Optional	None
  Applicable only if you elect the B-Share class.
  You cannot be diagnosed with the terminal illness or the terminal condition or both as of the Issue Date.
  Each withdrawal request must be made one year or more after the Issue Date.
  We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.
  May not be available in all states. See “Appendix E – State Variations of Certain Contract Features.”

Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if admitted to a licensed nursing care facility or accredited hospital	Optional	None
  Applicable only if you elect the B-Share class.
  Confinement must begin after the Issue Date.
  Each withdrawal request must be made one year or more after the Issue Date.
  Each withdrawal request must be made within 120 calendar days after services provided.
  Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.
  Cannot use if the Systematic Withdrawal Program is in effect.
  May not be available in all states. See “Appendix E – State Variations of Certain Contract Features.”

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense, Footnotes [Text Block]	This charge is deducted daily as a percentage of the daily value of the assets invested in each Sub-Account.
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A
Funds Available Under the Contract
The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract.  If the ROP Death Benefit is in effect, the Funds available to you are restricted. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Capital-Vantage. You can also request this information at no cost by calling (866) 645-2362 or sending an email request to MassMutual.services@zinnia.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.22%	17.97%	10.00%	7.05%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.00%	14.37%	7.94%	6.44%
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.10%	12.26%	6.20%	4.69%
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.07%	11.32%	5.28%	4.11%
Asset Allocation	MML Growth Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.15%	15.83%	8.70%	6.23%
Asset Allocation	MML Moderate Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	13.62%	7.02%	5.24%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	4.64%	1.54%	0.95%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.17% (*)	8.60%	1.04%	1.25%
Fixed Income	MML Dynamic Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited	0.82% (*)	7.79%	0.72%	—
Fixed Income	MML High Yield Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	1.21% (*)	12.82%	4.78%	4.26%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Fixed Income	MML Inflation-Protected and Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.86% (*)	5.05%	2.91%	2.22%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	6.43%	1.32%	1.78%
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.83%	6.70%	1.06%	1.32%
Fixed Income	MML Total Return Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.88%	5.20%	0.79%	1.29%
Balanced	MML Blend Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75%	17.32%	8.83%	7.29%
Large Cap Value	MML Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.69%	9.05%	11.71%	8.07%
Large Cap Value	MML Equity Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	9.28%	10.92%	7.58%
Large Cap Value	MML Fundamental Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.	1.05%	13.41%	11.86%	8.13%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.96%	8.98%	11.73%	8.52%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.81%	33.12%	16.36%	11.33%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.05% (*)	22.83%	13.28%	9.74%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.12%	9.69%	13.14%	10.55%
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	22.76%	14.68%	11.94%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.81%	24.20%	14.44%	10.69%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(3)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	37.96%	18.17%	13.87%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Growth	MML Blue Chip Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.03%	49.09%	12.64%	11.76%
Large Cap Growth	MML Large Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.94%	51.37%	17.47%	12.70%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	5.70%	10.84%	8.56%
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	15.92%	10.94%	7.35%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.07%	16.89%	10.79%	7.48%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.98%	17.52%	12.89%	8.81%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.12%	12.85%	12.47%	9.51%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP	1.07%	22.34%	11.12%	10.13%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.33% (*)	16.55%	11.63%	8.53%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	20.64%	8.43%	3.57%
International/Global	Invesco V.I. Global Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.07%	34.45%	12.02%	8.20%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.20%	15.97%	5.83%	1.97%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.08%	14.08%	10.18%	7.09%
International/Global	MML International Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	1.20% (*)	18.27%	7.84%	—
International/Global	MML Strategic Emerging Markets Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.50% (*)	10.40%	1.68%	0.87%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Specialty (5)	BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III)(6) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.56% (*)	15.32%	8.69%	—
Specialty (5)
Macquarie VIP Asset Strategy Series (Service Class)(7)
Adviser: Delaware Management Company
Sub-Advisers:
Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
		0.85% (*)	13.94%	8.27%	3.48%
Specialty (5)	MML Equity Rotation Fund (Service Class I)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.95% (*)	20.62%	13.49%	—
Specialty (5)	MML Managed Volatility Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.31%	12.59%	5.47%	4.10%
		[12],[13],[14],[15],[16],[17],[18],[19]
Prospectuses Available [Text Block]	The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. If the ROP Death Benefit is in effect, the Funds available to you are restricted. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Capital-Vantage. You can also request this information at no cost by calling (866) 645-2362 or sending an email request to MassMutual.services@zinnia.com.The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Average Annual Total Returns
(as of 12/31/2023)
1 Year
5 Year
10 Year
Asset Allocation
MML Aggressive Allocation Fund (Service Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
1.22
%
17.97
%
10.00
%
7.05
%
Asset Allocation
MML American Funds Core Allocation Fund (Service Class I)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
1.00
%
14.37
%
7.94
%
6.44
%
Asset Allocation
MML Balanced Allocation Fund (Service Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
1.10
%
12.26
%
6.20
%
4.69
%
Asset Allocation
MML Conservative Allocation Fund (Service Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
1.07
%
11.32
%
5.28
%
4.11
%
Asset Allocation
MML Growth Allocation Fund (Service Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
1.15
%
15.83
%
8.70
%
6.23
%
Asset Allocation
MML Moderate Allocation Fund (Service Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
1.11
%
13.62
%
7.02
%
5.24
%
Money Market
MML U.S. Government Money Market Fund (Initial Class)(2)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.52
%
4.64
%
1.54
%
0.95
%
Fixed Income
Invesco V.I. Global Strategic Income Fund (Series II)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
1.17
%
(*)
8.60
%
1.04
%
1.25
%
Fixed Income
MML Dynamic Bond Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited
0.82
%
(*)
7.79
%
0.72
%
—
Fixed Income
MML High Yield Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
1.21
%
(*)
12.82
%
4.78
%
4.26
%
Fixed Income
MML Inflation-Protected and Income Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.86
%
(*)
5.05
%
2.91
%
2.22
%
Fixed Income
MML Managed Bond Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.70
%
6.43
%
1.32
%
1.78
%
Fixed Income
MML Short-Duration Bond Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.83
%
6.70
%
1.06
%
1.32
%
Fixed Income
MML Total Return Bond Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Metropolitan West Asset Management, LLC
0.88
%
5.20
%
0.79
%
1.29
%
Balanced
MML Blend Fund (Service Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: BlackRock Investment Management, LLC
0.75
%
17.32
%
8.83
%
7.29
%
Large Cap Value
MML Equity Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Brandywine Global Investment Management, LLC
0.69
%
9.05
%
11.71
%
8.07
%
Large Cap Value
MML Equity Income Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: T. Rowe Price Associates, Inc.
1.04
%
9.28
%
10.92
%
7.58
%
Large Cap Value
MML Fundamental Value Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Boston Partners Global Investors, Inc.
1.05
%
13.41
%
11.86
%
8.13
%
Large Cap Value
MML Income & Growth Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
0.96
%
8.98
%
11.73
%
8.52
%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
0.81
%
33.12
%
16.36
%
11.33
%
Large Cap Blend
Invesco V.I. Main Street Fund® (Series II)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
1.05
%
(*)
22.83
%
13.28
%
9.74
%
Large Cap Blend
MML Focused Equity Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Wellington Management Company LLP
1.12
%
9.69
%
13.14
%
10.55
%
Large Cap Blend
MML Fundamental Equity Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
1.06
%
22.76
%
14.68
%
11.94
%
Large Cap Blend
MML Sustainable Equity Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: American Century Investment Management, Inc.
0.81
%
24.20
%
14.44
%
10.69
%
Large Cap Growth
MML American Funds Growth Fund (Service Class I)(3)(4)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
1.02
%
37.96
%
18.17
%
13.87
%
Large Cap Growth
MML Blue Chip Growth Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: T. Rowe Price Associates, Inc.
1.03
%
49.09
%
12.64
%
11.76
%
Large Cap Growth
MML Large Cap Growth Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Loomis, Sayles & Company, L.P.
0.94
%
51.37
%
17.47
%
12.70
%
Small/Mid-Cap Value
MML Mid Cap Value Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: American Century Investment Management, Inc.
1.14
%
5.70
%
10.84
%
8.56
%
Small/Mid-Cap Value
MML Small Company Value Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: American Century Investment Management, Inc.
1.24
%
(*)
15.92
%
10.94
%
7.35
%
Small/Mid-Cap Value
MML Small/Mid Cap Value Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: AllianceBernstein L.P.
1.07
%
16.89
%
10.79
%
7.48
%
Small/Mid-Cap Blend
MML Small Cap Equity Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
0.98
%
17.52
%
12.89
%
8.81
%
Small/Mid-Cap Growth
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
1.12
%
12.85
%
12.47
%
9.51
%
Small/Mid-Cap Growth
MML Mid Cap Growth Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP
1.07
%
22.34
%
11.12
%
10.13
%
Small/Mid-Cap Growth
MML Small Cap Growth Equity Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Wellington Management Company LLP
1.33
%
(*)
16.55
%
11.63
%
8.53
%
International/Global
Invesco Oppenheimer V.I. International Growth Fund (Series II)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
1.25
%
(*)
20.64
%
8.43
%
3.57
%
International/Global
Invesco V.I. Global Fund (Series II)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
1.07
%
34.45
%
12.02
%
8.20
%
International/Global
MML Foreign Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Thompson, Siegel and Walmsley LLC
1.20
%
15.97
%
5.83
%
1.97
%
International/Global
MML Global Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Massachusetts Financial Services Company
1.08
%
14.08
%
10.18
%
7.09
%
International/Global
MML International Equity Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.
1.20
%
(*)
18.27
%
7.84
%
—
International/Global
MML Strategic Emerging Markets Fund (Service Class I)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
1.50
%
(*)
10.40
%
1.68
%
0.87
%
Specialty (5)
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III)(6)
Adviser: BlackRock Advisors, LLC
Sub-Adviser: N/A
0.56
%
(*)
15.32
%
8.69
%
—
Specialty (5)
Macquarie VIP Asset Strategy Series (Service Class)(7)
Adviser: Delaware Management Company
Sub-Advisers:
Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
0.85
%
(*)
13.94
%
8.27
%
3.48
%
Specialty (5)
MML Equity Rotation Fund (Service Class I)(6)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
0.95
%
(*)
20.62
%
13.49
%
—
Specialty (5)
MML Managed Volatility Fund (Service Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Gateway Investment Advisers, LLC
1.31
%
12.59
%
5.47
%
4.10
%
		[12],[13],[14],[15],[16],[17],[18],[19]
Risk of Loss
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Not a Short-Term Investment
Prospectus:
Risk [Text Block]
  The B Share Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
  CDSCs may apply for up to five years (for B-Share Contracts) following your last Purchase Payment.
  If CDSCs apply, they will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Risks Associated with Investment Options
Prospectus:
Risk [Text Block]
  An investment in this Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.
  Each Fund has its own unique risks.
  You should review the prospectuses for the available Funds before making an investment decision.

Insurance Company Risks
Prospectus:
Risk [Text Block]
  Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

Cybersecurity and Certain Business Continuity Risks
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
Insurance Company Insolvency
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account and other General Account obligations.
Investment Risks
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the Contract Value caused by the performance of the Funds held by the Sub-Accounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Fund. The investment risks are described in the prospectuses for the Funds.
There are risks associated with investing in the Contract
Prospectus:
Principal Risk [Text Block]	There are risks associated with investing in the Contract. You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Funds you select. Each Fund may have its own unique risks. You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected. Variable annuities are not a short-term investment vehicle. The CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% additional income tax if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in “Important Information You Should Consider About the MassMutual Capital Vantage Variable Annuity,” “Withdrawals,” and “Taxes.”
Investment Restrictions - Opportunity Risks
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. The optional ROP Death Benefit restricts your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the death benefit from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect the ROP Death Benefit.
Tax Consequences
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional income tax may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
MML Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Mid Cap Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc. and Wellington Management Company LLP
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	22.34%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	10.13%
MML Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	8.07%
MML Small Cap Growth Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Cap Growth Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	16.55%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Average Annual Total Returns, 10 Years [Percent]	8.53%
MML Equity Income Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Income Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.28%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Invesco Oppenheimer V.I. International Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	3.57%
MML American Funds Core Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML American Funds Core Allocation Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	6.44%
MML Balanced Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Balanced Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.26%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	4.69%
MML Fundamental Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Fundamental Value Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	8.13%
MML Aggressive Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Aggressive Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	17.97%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Invesco V.I. Global Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.20%
MML Income & Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Income & Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.98%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	8.52%
MML Conservative Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Conservative Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	4.11%
MML Growth Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Growth Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	6.23%
MML Foreign Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Foreign Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel and Walmsley LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Fidelity® VIP Contrafund® Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
MML Moderate Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Moderate Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	5.24%
MML Global Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Global Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	14.08%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Invesco V.I. Main Street Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund® (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	22.83%
Average Annual Total Returns, 5 Years [Percent]	13.28%
Average Annual Total Returns, 10 Years [Percent]	9.74%
MML International Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML International Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company and Harris Associates L.P.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	18.27%
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Focused Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Focused Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.69%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	10.55%
MML U.S. Government Money Market Fund
Prospectus:
Portfolio Company Name [Text Block]	MML U.S. Government Money Market Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.64%
Average Annual Total Returns, 5 Years [Percent]	1.54%
Average Annual Total Returns, 10 Years [Percent]	0.95%
MML Strategic Emerging Markets Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Strategic Emerging Markets Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	10.40%
Average Annual Total Returns, 5 Years [Percent]	1.68%
Average Annual Total Returns, 10 Years [Percent]	0.87%
MML Fundamental Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Fundamental Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	22.76%
Average Annual Total Returns, 5 Years [Percent]	14.68%
Average Annual Total Returns, 10 Years [Percent]	11.94%
Invesco V.I. Global Strategic Income Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.25%
MML Dynamic Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Dynamic Bond Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC and Western Asset Management Company Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.79%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Black Rock 6040 Target Allocation E T F V I Fund
Prospectus:
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Sustainable Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Sustainable Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	24.20%
Average Annual Total Returns, 5 Years [Percent]	14.44%
Average Annual Total Returns, 10 Years [Percent]	10.69%
Macquarie VIP Asset Strategy Series
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.94%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	3.48%
MML American Funds Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML American Funds Growth Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	37.96%
Average Annual Total Returns, 5 Years [Percent]	18.17%
Average Annual Total Returns, 10 Years [Percent]	13.87%
MML High Yield Fund
Prospectus:
Portfolio Company Name [Text Block]	MML High Yield Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	4.26%
MML Equity Rotation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Rotation Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	20.62%
Average Annual Total Returns, 5 Years [Percent]	13.49%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MML Blue Chip Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Blue Chip Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	49.09%
Average Annual Total Returns, 5 Years [Percent]	12.64%
Average Annual Total Returns, 10 Years [Percent]	11.76%
MML Inflation-Protected and Income Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Inflation-Protected and Income Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	2.22%
MML Managed Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Managed Bond Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	1.78%
MML Large Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Large Cap Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	51.37%
Average Annual Total Returns, 5 Years [Percent]	17.47%
Average Annual Total Returns, 10 Years [Percent]	12.70%
MML Short-Duration Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Short-Duration Bond Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.32%
MML Mid Cap Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Mid Cap Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	8.56%
MML Small Company Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Company Value Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	7.35%
MML Total Return Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Total Return Bond Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.20%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.29%
MML Blend Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Blend Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.29%
MML Managed Volatility Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Managed Volatility Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Gateway Investment Advisers, LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	4.10%
MML Small/Mid-Cap Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small/Mid Cap Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	7.48%
MML Small Cap Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Cap Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Invesco V.I. Discovery Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Death Benefit Payment Options During the Accumulation Phase
Prospectus:
Operation of Benefit [Text Block]	Death Benefit Payment Options During the Accumulation PhaseThe availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:Option 1 – Lump sum payment of the death benefit.Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.Option 4 – Payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must begin within one year of the date of any Owner’s death. Additional withdrawals, including full withdrawals, are available. This option is not available for a Beneficiary that is a non-natural person, and may not be available if there are multiple Beneficiaries. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Non-Qualified Beneficiary Annuity” for rules and restrictions.For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:Option 1 – Lump sum payment of the death benefit.Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.Option 3 – If the Beneficiary is your surviving spouse, or is not more than 10 years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.Option 4 – If the Beneficiary is your surviving spouse, or is not more than 10 years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Beneficiary IRA” for rules and restrictions.If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase.”Any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, distribution under Option 1 or Option 2 must occur by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). In addition, if you die after reaching the age at which RMDs must begin, your beneficiary may be required to take annual required minimum distributions during the ten year distribution period (five year distribution period if you do not have a designated beneficiary).You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.Lump Sum PaymentsIf a lump sum payment is requested, we will pay the amount within seven calendar days after we receive due proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.Non-Qualified Beneficiary AnnuityA Non-Qualified Beneficiary Annuity, also referred to as a “non-qualified stretch” or “inherited non-qualified annuity,” is an annuity contract that is held for the benefit of the Beneficiary of a deceased annuity Owner in order to distribute death proceeds of a non-qualified annuity to the Beneficiary over that Beneficiary’s life expectancy in accordance with the required distribution rules of IRC Section 72(s). See “Taxes – Taxation of Non-Qualified Contracts – Distributions After Death of Owner” for more information.If a Beneficiary(ies) elects payment under Option 4 as a Non-Qualified Beneficiary Annuity after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Non-Qualified Beneficiary Annuity. See “Ownership – Non-Qualified Beneficiary Annuity.”):The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased Owner, and cannot be transferred. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.Distributions must begin within one year of the Owner’s death. Required distributions will be calculated based on the Beneficiary’s life expectancy as determined under the applicable IRS table, and will be withdrawn from each Sub-Account, in the ratio that your value in each bears to your Contract Value.Distributions required under IRC Section 72(s) must be made at least annually through a SWP that we administer. This SWP cannot be changed or terminated. Distributions made under the SWP will be treated as variable Annuity Payments for income tax purposes. In order to qualify as Annuity Payments for income tax purposes, payments under the SWP will continue to be made even if you take additional withdrawals from the Contract.Withdrawals will not be subject to a CDSC.The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.Additional Purchase Payments cannot be applied to the Contract.Joint ownership is not allowed.Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined under the applicable IRS table.This option is not available for a Beneficiary who is a non-natural person.A Non-Qualified Beneficiary Annuity may only be established by the Beneficiary of the Owner whose death triggered the required distribution requirements of IRC Section 72(s). A Non-Qualified Beneficiary Annuity may not be established as a “second generation” Non-Qualified Beneficiary Annuity by a successor Beneficiary.Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Non-Qualified Beneficiary Annuity.Beneficiary IRABeneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an “Eligible Designated Beneficiary” may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option.See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.Eligibility Requirements/Restrictions:If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Beneficiary IRA. See “Ownership – Beneficiary IRA.”):The annuity contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account in the ratio that your value in each bears to your Contract Value. If the original Owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), after RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If, however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.If the original owner died before January 1, 2020 (before January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and the Beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a “see-through” trust. For see-through trusts, RMDs must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the Annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA. If the original owner died after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), we will not offer a Beneficiary IRA to a trust.RMDs must be made at least annually through a SWP that we administer. This SWP cannot be terminated.Withdrawals will not be subject to a CDSC.The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.Additional contributions cannot be applied to the Contract.Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.A Beneficiary IRA may only be established by the Beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.Joint ownership of a Beneficiary IRA is not allowed. Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Nursing Home and Hospital Withdrawal Benefit
Prospectus:
Name of Benefit [Text Block]	Nursing Home andHospital WithdrawalBenefit
Purpose of Benefit [Text Block]	Allows withdrawal of some orall Contract Value withoutincurring a CDSC if admittedto a licensed nursing carefacility or accredited hospital
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Applicable only if you elect the B-Share class.Confinement must begin after the Issue Date.Each withdrawal request must be made one year or more after the Issue Date.Each withdrawal request must be made within 120 calendar days after services provided.Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.Cannot use if the Systematic Withdrawal Program is in effect.May not be available in all states. See “Appendix E – State Variations of Certain Contract Features.”
Name of Benefit [Text Block]	Nursing Home andHospital WithdrawalBenefit
Operation of Benefit [Text Block]	Nursing Home and Hospital Withdrawal BenefitWith this benefit, which is applicable only if you elect the B-Share class, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have been admitted to a licensed nursing care facility or accredited hospital or its successor, subject to the following requirements:For purposes of this benefit, you (or the Annuitant, if the Owner is a non-natural person) are not confined in a licensed nursing care facility or accredited hospital or its successor on the Issue Date.Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.Each withdrawal request is made within 120 calendar days after services were provided to you (or the Annuitant, if the Owner is a non-natural person). You must have been confined at a licensed nursing care facility and/or accredited hospital or its successor for a consecutive period of at least 90 consecutive calendar days.The confinement must be prescribed by a state licensed medical practitioner performing within the scope of his/her license.Each withdrawal is accompanied by proof satisfactory to us that you (or the Annuitant, if the Owner is a non-natural person) meet the qualifying conditions above.You may not participate in the Systematic Withdrawal Program if we are currently waiving the CDSC in accordance with this benefit.A licensed nursing care facility is an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care, or custodial nursing care. An accredited hospital is a hospital licensed, or recognized as a general hospital, by the state in which it is located or by the Joint Commission on the Accreditation of Hospitals, or its successors.If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.There is no charge for the Nursing Home and Hospital Withdrawal Benefit. The Nursing Home and Hospital Withdrawal Benefit may not be available in all states. See “Appendix E – State Variations of Certain Contract Features.” Please contact your registered representative or call the Service Center for more information.
Death of Annuitant
Prospectus:
Operation of Benefit [Text Block]	Death of AnnuitantIf an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant and you do not name an Annuitant within 30 calendar days after we receive notification of the death of the Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.Death Benefit and Partial AnnuitizationsIf you apply a portion of your Non-Qualified Contract Value to an Annuity Option, the death benefit for that portion will be determined in accordance with “Death Benefit – Death of Owner During the Annuity Phase” and “Death Benefit – Death of Annuitant.” The death benefit for the portion of the Contract Value remaining in the Accumulation Phase will be determined in accordance with “Death Benefit – Death of Owner During the Accumulation Phase” and “Death Benefit – Death of Annuitant.”Due Proof of DeathFor purposes of determining due proof of death, we require:a certified death certificate; ora certified decree of a court of competent jurisdiction as to the finding of death; orany other proof satisfactory to us.
Death Benefit Amount During the Accumulation Phase
Prospectus:
Operation of Benefit [Text Block]	Death Benefit Amount During the Accumulation PhaseThe death benefit amount depends upon the death benefit feature in effect at the time of your death or, if the Contract is owned by a non-natural person, an Annuitant’s death.There are two death benefit features available. When you purchase your Contract, you must select one death benefit feature. Once you have selected a death benefit feature and we issue the Contract, you cannot later select another death benefit feature. The ROP Death Benefit is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75.Contract Value Death Benefit (no additional charge)ROP Death Benefit (has an additional charge)Contract Value Death BenefitThe death benefit during the Accumulation Phase will be the Contract Value determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center. Where there is more than one Beneficiary, we will determine the death benefit as of the Business Day the first Beneficiary submits due proof of death and election of payment method in Good Order. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of the payment method in Good Order and will be paid from the Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts until each of the other Beneficiaries submits a Written Request to claim his/her death benefit. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).Return of Purchase Payment Death Benefit (ROP Death Benefit)The death benefit during the Accumulation Phase will be the greater of 1 and 2 below.(1) The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:A = the Contract Value withdrawn, including any applicable CDSC;B = the Contract Value immediately prior to the withdrawal; andC = the total Purchase Payments adjusted for any prior withdrawals.(2) The Contract Value determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center.A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro-rata adjustment to the death benefit amount, the death benefit amount may be reduced by more than the actual dollar amount of the withdrawals. See “Appendix D – ROP Death Benefit Examples.”The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method at our Service Center. Where there is more than one Beneficiary, we will determine the death benefit as of the Business Day the first Beneficiary submits due proof of death and election of payment method. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account in the ratio that your value in each Sub-Account bears to your Contract Value. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of the payment method in Good Order and will be paid from the current allocation on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits a Written Request to claim his/her death benefit. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).We consider the application of a portion of your Contract Value to an Annuity Option as a withdrawal for purposes of calculating the death benefit amount.ROP Death Benefit ChargeWe deduct a ROP Death Benefit Charge from each Sub-Account in which you are invested. The charge compensates us for the costs associated with this death benefit. See “Charges and Deductions – ROP Death Benefit Charge.”ROP Death Benefit Allocation RestrictionsWhile the ROP Death Benefit is in effect, you may allocate Purchase Payments or transfer Contract Value amongst any of the Sub-Accounts available with the Contract except the following:BlackRock 60/40 Target Allocation ETF V.I.MML Equity RotationWe reserve the right to modify the available Sub-Accounts with this feature from time to time. We will notify you by Written Notice at least 30 days before any change in Sub-Account restrictions. The restrictions in the type of Sub-Accounts available to you under the ROP Death Benefit are intended to help us manage the risk associated with providing the ROP Death Benefit.
Death of Owner During the Annuity Phase
Prospectus:
Operation of Benefit [Text Block]	Death of Owner During the Annuity PhaseUpon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.
Death of Owner During the Accumulation Phase
Prospectus:
Operation of Benefit [Text Block]	Death of Owner During the Accumulation PhaseIf any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;all applicable Contract features and benefits will be in the surviving spouse’s name; andthe surviving spouse will exercise all of the Owner’s rights under the Contract.However, if at the time the Owner purchased the Contract the surviving spouse was over the maximum Contract issue Age for the death benefit selected (Age 75 for the ROP Death Benefit, Age 85 for the Contract Value Death Benefit), the Contract cannot be continued. If the Contract is continued, the death benefit will remain the same.If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Systematic Withdrawal Program
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws a specific amount of Contract Value proportionally from all Sub-Accounts you have selected
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	In order to participate in this program:(1) there must be at least $5,000 in Contract Value, and(2) the minimum withdrawal amount must be $100.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Terminal Illness Withdrawal Benefit
Prospectus:
Name of Benefit [Text Block]	Terminal IllnessWithdrawal Benefit
Purpose of Benefit [Text Block]	Allows withdrawal of some orall Contract Value withoutincurring a CDSC ifdiagnosed with a terminalillness or terminal condition
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Applicable only if you elect the B-Share class.You cannot be diagnosed with the terminal illness or the terminal condition or both as of the Issue Date.Each withdrawal request must be made one year or more after the Issue Date.We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.May not be available in all states. See “Appendix E – State Variations of Certain Contract Features.”
Name of Benefit [Text Block]	Terminal IllnessWithdrawal Benefit
Operation of Benefit [Text Block]	Terminal Illness Withdrawal BenefitWith this benefit, which is applicable only if you elect the B-Share class, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have met the following conditions:For purposes of this benefit, you (or an Annuitant, if the Owner is a non-natural person) were not diagnosed with a terminal illness or a terminal condition resulting from bodily injury or disease or both as of the Issue Date.Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.We will require proof that you (or an Annuitant, if the Owner is a non-natural person) are terminally ill, as described above, and not expected to live more than 12 months. This proof will include, but is not limited to, certification by a state licensed medical practitioner performing within the scope of his/her license. The state licensed medical practitioner must not be you or your parent, sibling, spouse or child (or an Annuitant or an Annuitant’s parent, sibling, spouse or child if the Owner is a non-natural person).If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.There is no charge for the Terminal Illness Withdrawal Benefit. The Terminal Illness Withdrawal Benefit may not be available in all states See “Appendix E – State Variations of Certain Contract Features.” Please contact your registered representative or call the Service Center for more information.
Return of Purchase Payment Death Benefit (ROP Death Benefit)
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit (ROP Death Benefit)
Purpose of Benefit [Text Block]	If you elect the ROP Death Benefit, upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value determined on the Business Day we receive both due proof of death and an election of the payment method in Good Order at our Service Center; or (2) an amount based on your Purchase Payments adjusted for withdrawals
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	This benefit terminates upon full surrender of the Contract or full annuitization of the Contract Value.The ROP Death Benefit is only available when the Contract is issued. Once you elect a death benefit, you cannot change the death benefit at a later date.The ROP Death Benefit is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75.If you select the ROP Death Benefit, you will be subject to allocation restrictions. This means you will be limited in your choice of Sub-Account investments.Withdrawals will reduce the death benefit amount in direct proportion to the Contract Value reduction. Since withdrawals result in a pro-rata adjustment to the death benefit amount, the death benefit amount may be reduced by more than the actual dollar amount of the withdrawals.
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit (ROP Death Benefit)
Automatic Rebalancing Program
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing Program
Purpose of Benefit [Text Block]	Automatically rebalances the Sub-Accounts you select to maintain your original percentage allocation of Contract Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the Separate Account Dollar Cost Averaging Program is in effect.
Name of Benefit [Text Block]	Automatic Rebalancing Program
Separate Account Dollar Cost Averaging Program
Prospectus:
Name of Benefit [Text Block]	Separate Account Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Automatically transfers aspecific amount of ContractValue from a single Sub-Accountto other Sub-Accounts you haveselected, at set intervals
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the AutomaticRebalancing Program or AIP are in effect.
Name of Benefit [Text Block]	Separate Account Dollar Cost Averaging Program
Contract Value Death Benefit
Prospectus:
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Upon your death, we will pay your designated beneficiaries the Contract Value determined on the Business Day we receive both due proof of death and an election of the payment method in Good Order at our Service Center
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	This benefit terminates upon full surrender of the Contract or full annuitization of the Contract Value.
Name of Benefit [Text Block]	Contract Value Death Benefit
B-Share Contract - Current Expenses | ROP Death Benefit elected
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,390
Surrender Expense, 1 Year, Minimum [Dollars]	8,170
Surrender Expense, 3 Years, Maximum [Dollars]	14,848
Surrender Expense, 3 Years, Minimum [Dollars]	11,187
Surrender Expense, 5 Years, Maximum [Dollars]	19,652
Surrender Expense, 5 Years, Minimum [Dollars]	13,554
Surrender Expense, 10 Years, Maximum [Dollars]	33,696
Surrender Expense, 10 Years, Minimum [Dollars]	21,566
Annuitized Expense, 5 Years, Maximum [Dollars]	16,052
Annuitized Expense, 5 Years, Minimum [Dollars]	9,954
Annuitized Expense, 10 Years, Maximum [Dollars]	33,696
Annuitized Expense, 10 Years, Minimum [Dollars]	21,566
No Surrender Expense, 1 Year, Maximum [Dollars]	3,090
No Surrender Expense, 1 Year, Minimum [Dollars]	1,870
No Surrender Expense, 3 Years, Maximum [Dollars]	9,448
No Surrender Expense, 3 Years, Minimum [Dollars]	5,787
No Surrender Expense, 5 Years, Maximum [Dollars]	16,052
No Surrender Expense, 5 Years, Minimum [Dollars]	9,954
No Surrender Expense, 10 Years, Maximum [Dollars]	33,696
No Surrender Expense, 10 Years, Minimum [Dollars]	21,566
B-Share Contract - Current Expenses | ROP Death Benefit not elected
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,040
Surrender Expense, 1 Year, Minimum [Dollars]	7,820
Surrender Expense, 3 Years, Maximum [Dollars]	13,807
Surrender Expense, 3 Years, Minimum [Dollars]	10,121
Surrender Expense, 5 Years, Maximum [Dollars]	17,933
Surrender Expense, 5 Years, Minimum [Dollars]	11,748
Surrender Expense, 10 Years, Maximum [Dollars]	30,361
Surrender Expense, 10 Years, Minimum [Dollars]	17,815
Annuitized Expense, 5 Years, Maximum [Dollars]	14,333
Annuitized Expense, 5 Years, Minimum [Dollars]	8,148
Annuitized Expense, 10 Years, Maximum [Dollars]	30,361
Annuitized Expense, 10 Years, Minimum [Dollars]	17,815
No Surrender Expense, 1 Year, Maximum [Dollars]	2,740
No Surrender Expense, 1 Year, Minimum [Dollars]	1,520
No Surrender Expense, 3 Years, Maximum [Dollars]	8,407
No Surrender Expense, 3 Years, Minimum [Dollars]	4,721
No Surrender Expense, 5 Years, Maximum [Dollars]	14,333
No Surrender Expense, 5 Years, Minimum [Dollars]	8,148
No Surrender Expense, 10 Years, Maximum [Dollars]	30,361
No Surrender Expense, 10 Years, Minimum [Dollars]	17,815
C-Share Contract - Current Expenses | ROP Death Benefit elected
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	3,540
Surrender Expense, 1 Year, Minimum [Dollars]	2,320
Surrender Expense, 3 Years, Maximum [Dollars]	10,776
Surrender Expense, 3 Years, Minimum [Dollars]	7,148
Surrender Expense, 5 Years, Maximum [Dollars]	18,224
Surrender Expense, 5 Years, Minimum [Dollars]	12,239
Surrender Expense, 10 Years, Maximum [Dollars]	35,482
Surrender Expense, 10 Years, Minimum [Dollars]	23,600
Annuitized Expense, 5 Years, Maximum [Dollars]	18,224
Annuitized Expense, 5 Years, Minimum [Dollars]	12,239
Annuitized Expense, 10 Years, Maximum [Dollars]	35,482
Annuitized Expense, 10 Years, Minimum [Dollars]	23,600
No Surrender Expense, 1 Year, Maximum [Dollars]	3,540
No Surrender Expense, 1 Year, Minimum [Dollars]	2,320
No Surrender Expense, 3 Years, Maximum [Dollars]	10,776
No Surrender Expense, 3 Years, Minimum [Dollars]	7,148
No Surrender Expense, 5 Years, Maximum [Dollars]	18,224
No Surrender Expense, 5 Years, Minimum [Dollars]	12,239
No Surrender Expense, 10 Years, Maximum [Dollars]	35,482
No Surrender Expense, 10 Years, Minimum [Dollars]	23,600
C-Share Contract - Current Expenses | ROP Death Benefit not elected
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	3,190
Surrender Expense, 1 Year, Minimum [Dollars]	1,970
Surrender Expense, 3 Years, Maximum [Dollars]	9,744
Surrender Expense, 3 Years, Minimum [Dollars]	6,091
Surrender Expense, 5 Years, Maximum [Dollars]	16,538
Surrender Expense, 5 Years, Minimum [Dollars]	10,465
Surrender Expense, 10 Years, Maximum [Dollars]	32,216
Surrender Expense, 10 Years, Minimum [Dollars]	19,924
Annuitized Expense, 5 Years, Maximum [Dollars]	16,538
Annuitized Expense, 5 Years, Minimum [Dollars]	10,465
Annuitized Expense, 10 Years, Maximum [Dollars]	32,216
Annuitized Expense, 10 Years, Minimum [Dollars]	19,924
No Surrender Expense, 1 Year, Maximum [Dollars]	3,190
No Surrender Expense, 1 Year, Minimum [Dollars]	1,970
No Surrender Expense, 3 Years, Maximum [Dollars]	9,744
No Surrender Expense, 3 Years, Minimum [Dollars]	6,091
No Surrender Expense, 5 Years, Maximum [Dollars]	16,538
No Surrender Expense, 5 Years, Minimum [Dollars]	10,465
No Surrender Expense, 10 Years, Maximum [Dollars]	32,216
No Surrender Expense, 10 Years, Minimum [Dollars]	19,924
B-Share Contract - Maximum Expenses | ROP Death Benefit elected
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,390
Surrender Expense, 1 Year, Minimum [Dollars]	8,170
Surrender Expense, 3 Years, Maximum [Dollars]	14,848
Surrender Expense, 3 Years, Minimum [Dollars]	11,187
Surrender Expense, 5 Years, Maximum [Dollars]	19,652
Surrender Expense, 5 Years, Minimum [Dollars]	13,554
Surrender Expense, 10 Years, Maximum [Dollars]	33,696
Surrender Expense, 10 Years, Minimum [Dollars]	21,566
Annuitized Expense, 5 Years, Maximum [Dollars]	16,052
Annuitized Expense, 5 Years, Minimum [Dollars]	9,954
Annuitized Expense, 10 Years, Maximum [Dollars]	33,696
Annuitized Expense, 10 Years, Minimum [Dollars]	21,566
No Surrender Expense, 1 Year, Maximum [Dollars]	3,090
No Surrender Expense, 1 Year, Minimum [Dollars]	1,870
No Surrender Expense, 3 Years, Maximum [Dollars]	9,448
No Surrender Expense, 3 Years, Minimum [Dollars]	5,787
No Surrender Expense, 5 Years, Maximum [Dollars]	16,052
No Surrender Expense, 5 Years, Minimum [Dollars]	9,954
No Surrender Expense, 10 Years, Maximum [Dollars]	33,696
No Surrender Expense, 10 Years, Minimum [Dollars]	21,566
B-Share Contract - Maximum Expenses | ROP Death Benefit not elected
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,040
Surrender Expense, 1 Year, Minimum [Dollars]	7,820
Surrender Expense, 3 Years, Maximum [Dollars]	13,807
Surrender Expense, 3 Years, Minimum [Dollars]	10,121
Surrender Expense, 5 Years, Maximum [Dollars]	17,933
Surrender Expense, 5 Years, Minimum [Dollars]	11,748
Surrender Expense, 10 Years, Maximum [Dollars]	30,361
Surrender Expense, 10 Years, Minimum [Dollars]	17,815
Annuitized Expense, 5 Years, Maximum [Dollars]	14,333
Annuitized Expense, 5 Years, Minimum [Dollars]	8,148
Annuitized Expense, 10 Years, Maximum [Dollars]	30,361
Annuitized Expense, 10 Years, Minimum [Dollars]	17,815
No Surrender Expense, 1 Year, Maximum [Dollars]	2,740
No Surrender Expense, 1 Year, Minimum [Dollars]	1,520
No Surrender Expense, 3 Years, Maximum [Dollars]	8,407
No Surrender Expense, 3 Years, Minimum [Dollars]	4,721
No Surrender Expense, 5 Years, Maximum [Dollars]	14,333
No Surrender Expense, 5 Years, Minimum [Dollars]	8,148
No Surrender Expense, 10 Years, Maximum [Dollars]	30,361
No Surrender Expense, 10 Years, Minimum [Dollars]	17,815
C-Share Contract - Maximum Expenses | ROP Death Benefit elected
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	3,540
Surrender Expense, 1 Year, Minimum [Dollars]	2,320
Surrender Expense, 3 Years, Maximum [Dollars]	10,776
Surrender Expense, 3 Years, Minimum [Dollars]	7,148
Surrender Expense, 5 Years, Maximum [Dollars]	18,224
Surrender Expense, 5 Years, Minimum [Dollars]	12,239
Surrender Expense, 10 Years, Maximum [Dollars]	35,482
Surrender Expense, 10 Years, Minimum [Dollars]	23,600
Annuitized Expense, 5 Years, Maximum [Dollars]	18,224
Annuitized Expense, 5 Years, Minimum [Dollars]	12,239
Annuitized Expense, 10 Years, Maximum [Dollars]	35,482
Annuitized Expense, 10 Years, Minimum [Dollars]	23,600
No Surrender Expense, 1 Year, Maximum [Dollars]	3,540
No Surrender Expense, 1 Year, Minimum [Dollars]	2,320
No Surrender Expense, 3 Years, Maximum [Dollars]	10,776
No Surrender Expense, 3 Years, Minimum [Dollars]	7,148
No Surrender Expense, 5 Years, Maximum [Dollars]	18,224
No Surrender Expense, 5 Years, Minimum [Dollars]	12,239
No Surrender Expense, 10 Years, Maximum [Dollars]	35,482
No Surrender Expense, 10 Years, Minimum [Dollars]	23,600
C-Share Contract - Maximum Expenses | ROP Death Benefit not elected
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	3,190
Surrender Expense, 1 Year, Minimum [Dollars]	1,970
Surrender Expense, 3 Years, Maximum [Dollars]	9,744
Surrender Expense, 3 Years, Minimum [Dollars]	6,091
Surrender Expense, 5 Years, Maximum [Dollars]	16,538
Surrender Expense, 5 Years, Minimum [Dollars]	10,465
Surrender Expense, 10 Years, Maximum [Dollars]	32,216
Surrender Expense, 10 Years, Minimum [Dollars]	19,924
Annuitized Expense, 5 Years, Maximum [Dollars]	16,538
Annuitized Expense, 5 Years, Minimum [Dollars]	10,465
Annuitized Expense, 10 Years, Maximum [Dollars]	32,216
Annuitized Expense, 10 Years, Minimum [Dollars]	19,924
No Surrender Expense, 1 Year, Maximum [Dollars]	3,190
No Surrender Expense, 1 Year, Minimum [Dollars]	1,970
No Surrender Expense, 3 Years, Maximum [Dollars]	9,744
No Surrender Expense, 3 Years, Minimum [Dollars]	6,091
No Surrender Expense, 5 Years, Maximum [Dollars]	16,538
No Surrender Expense, 5 Years, Minimum [Dollars]	10,465
No Surrender Expense, 10 Years, Maximum [Dollars]	32,216
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,924
B-Share Contract
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.36%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.36%
Lowest Annual Cost [Dollars]	$ 1,645
Highest Annual Cost [Dollars]	$ 2,817
B-Share Contract | ROP Death Benefit elected
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
C-Share Contract
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.36%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.81%
Lowest Annual Cost [Dollars]	$ 1,825
Highest Annual Cost [Dollars]	$ 2,978
C-Share Contract | ROP Death Benefit elected
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
Base Contract Expense (of Average Account Value), Current [Percent]	1.45%

[1]
(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.

[2]
(2)	As a percentage of Fund assets.

[3]
(3)	This represents the lowest current charge for the optional benefit available with this Contract. It is the current charge for the Return of Purchase Payment Death Benefit (ROP Death Benefit). The charge is deducted daily as a percentage of the daily value of the assets invested in each Sub-Account.

[4]
(4)	This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for the ROP Death Benefit. The charge is deducted daily as a percentage of the daily value of the assets invested in each Sub-Account.

[5]
(5)	The calculation of the highest annual cost assumes election of the ROP Death Benefit.

[6]
(1)	The CDSC percentage charged is based on the number of full years from when the purchase payment is applied to the Contract to the date it is withdrawn. See Appendix B for an example.
For a B-Share Contract those percentages are 7% (for first two years), 6% (for 3rd year), 5% (for 4th year), 4% (for 5th year), and 0% (for 6th year and later).
The C-Share Contract does not have a CDSC schedule.
See “Charges and Deductions – Contingent Deferred Sales Charge” for more information.

[7]
(1)	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

[8]
(1)	This charge is deducted daily as a percentage of the daily value of the assets invested in each Sub-Account.

[9]
(1)	This represents the annual contract maintenance charge. Currently, we waive this charge if, when we are to make the deduction, your Contract Value is $100,000 or more. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.

[10]
(2)	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. For the B-Share Contract, the current and maximum mortality and expense risk charge is 0.85% annually and the current and maximum administrative charge is 0.15% annually. For the C-Share Contract, the current and maximum mortality and expense risk charge is 1.30% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.

[11]
(3)	After your fifth Contract Anniversary, the Base Contract Expenses for the C-Share Contract will be reduced to 1.00%.

[12]
(*)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the Fund’s total current expenses for Owners and will continue past the current year.

[13]
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

[14]
(2)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

[15]
(3)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.

[16]
(4)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as investment choices under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.

[17]
(5)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

[18]
(6)	While the ROP Death Benefit is in effect, you may not allocate Purchase Payments or Contract Value to this Fund.

[19]
(7)	Macquarie VIP Asset Strategy Series formerly known as Delaware Ivy VIP Asset Strategy.